Deferred Policy Acquisition Cost (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Activity in deferred acquisition costs
Balance, beginning of year	$ 19,812	$ 19,182	$ 22,027
Acquisition expenses capitalized	41,771	39,387
Amortization charged to income	(40,592)	(38,757)
Balance, end of year	$ 20,991	$ 19,812	$ 22,027